Share-based payments (Details) - Schedule of share-based compensation expense recognized in the statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Based Compensation Expense Recognized In The Statement Of Comprehensive Income Abstract
Share-based compensation	$ 867	$ 1,222	$ 1,295
Cumulated Share-based compensation	$ 11,474	$ 10,607	$ 9,385